Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Cost		$ 31,251	$ 31,251
Accumulated amortization		(10,183)	(6,640)
Currency translation adjustment		(1,750)	(704)
Net		19,318	23,907
Exclusivity right [Member]
Schedule of Intangible Assets [Line Items]
Cost		951	951
Accumulated amortization		(951)	(951)
Currency translation adjustment
Net
Technology [Member]
Schedule of Intangible Assets [Line Items]
Cost		9,500	9,500
Accumulated amortization		(5,329)	(3,487)
Currency translation adjustment		(582)	(315)
Net		3,589	5,698
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Cost		16,300	16,300
Accumulated amortization		(3,051)	(1,994)
Currency translation adjustment		(1,168)	(389)
Net		12,081	13,917
IP [Member]
Schedule of Intangible Assets [Line Items]
Cost	[1]	4,500	4,500
Accumulated amortization	[1]	(852)	(208)
Currency translation adjustment	[1]
Net	[1]	$ 3,648	$ 4,292

[1]	On February 28, 2023, the Company entered into a Patent Assignment and Technology Information Disclosure Agreement with Resonac Corporation (“REC”). Pursuant to the agreement, the Company acquired specific Suspended Particle Device (“SPD”) film patents from REC and obtained knowhow of REC’s technical and business information related to SPD film for a total consideration of $4.5 million. The Company paid REC the consideration in two payments until September 2023. The acquired technology is accounted for as an IP intangible asset, amortized over a period of 7 years starting in September 2023.